Acquisitions and Dispositions - Additional Information (Detail) $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 15, 2013 USD ($) Theatre Screens	Aug. 16, 2013 Theatre	May. 29, 2013 USD ($) Theatre State Market Screens	Apr. 30, 2013 USD ($) Theatre Screens	Dec. 31, 2013 USD ($)
Rave Theatres
Business Acquisition [Line Items]
Number of theatres acquired | Theatre			32
Number of screens acquired | Screens			483
Number of states | State			1
Purchase price of acquisition			$ 236,875
Number of markets | Market			7
Transaction costs					$ 500
Weighted average amortization period for the intangible assets acquired			14 years
Rave Divestitures
Business Acquisition [Line Items]
Number of theatres sold | Theatre		3
Other US Theatres
Business Acquisition [Line Items]
Number of theatres acquired | Theatre				2
Number of screens acquired | Screens				30
Purchase price of acquisition				$ 22,372
Mexico Screens Theatre
Business Acquisition [Line Items]
Number of theatres operated by subsidiary | Theatre	31
Number of screens operated by subsidiary | Screens	290
Stock purchase agreement, sale of subsidiaries	$ 126,167
Pre-tax gain on sale of subsidiaries					$ 3,521